FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, (see also Note 4) at fair value.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell	$85	$-	$-	$85

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell	$397	$-	$-	$397